Segments - Additional Information (Detail) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment		2
Loss on debt extinguishment	$ 7.6	$ 7.6
Transaction costs	$ 7.6		$ 0.7